CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares		2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2018	May 31, 2018	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	May 31, 2019
CONDENSED BALANCE SHEETS
Temporary Equity, Shares Issued			2,391,618	4,964,590	5,662,598	4,964,590	5,659,877
Preferred Stock, No Par Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Preferred Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred Stock, Shares Issued	0	0	0	0	0	0
Preferred Stock, Shares Outstanding	0	0	0	0	0	0
Common Stock, No Par Value			$ 0	$ 0		$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Common Stock, Shares, Issued			2,742,935	2,704,587	2,602,465	2,704,587
Common Stock, Shares, Outstanding			2,742,935	2,704,587	2,602,465	2,704,587